Receivables from Financial Services - Gross Investment in Lease and Present Value of Minimum Lease Payments Receivable (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments receivable	¥ 109,355	¥ 77,142
Unearned finance income	(8,417)	(4,603)
Unguaranteed residual value	58,040	62,086
Net investment in the lease	158,978	134,625
Within 1 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	32,525	25,066
Between 1 and 2 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	33,924	25,569
Between 2 and 3 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	20,381	13,192
Between 3 and 4 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	13,497	9,335
Between 4 and 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	4,020	2,153
Later than 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	¥ 5,008	¥ 1,827